S000011202 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (reflects no deduction for expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
Russell 1000 Value Index (reflects no deduction for expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.37%	8.68%	8.49%
Dodge & Cox Stock – Class I
Prospectus [Line Items]
Average Annual Return, Percent		14.52%	11.99%	10.85%
Dodge & Cox Stock – Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.34%	10.50%	9.10%
Dodge & Cox Stock – Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.03%	9.29%	8.39%
Dodge & Cox Stock – Class X
Prospectus [Line Items]
Average Annual Return, Percent	[1]	14.63%	12.04%	10.88%

[1]	The Fund’s Class X shares launched on May 1, 2022. In the table above, Class X returns for periods prior to its launch are calculated using performance of the Fund’s Class I shares.